Leases - Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases to Offices and Enrollment Centers (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 110,796
2020	97,949
2021	90,347
2022	83,251
2023 and thereafter	698,995
Operating leases, future minimum payments due, Total	¥ 1,081,338